Stockholders’ Equity	12 Months Ended
Jan. 31, 2022
Equity [Abstract]
Stockholders’ Equity	Stockholders’ Equity
Upon the closing of the Business Combination, the Company’s restated certificate of incorporation (the “Charter”) authorizes the issuance of 631,500,000 shares, of which 570,000,000 shares are shares of Class A common stock, par value $0.0001 per share, 30,000,000 shares are shares of Class B common stock, par value $0.0001 per share, 30,000,000 shares are shares of Class C common stock, par value $0.0001 per share and, and 1,500,000 shares are shares of preferred stock, par value $0.0001 per share.
Class A Common Stock
Voting Rights
Holders of Class A common stock are entitled to cast one vote per Class A share. Generally, holders of all classes of common stock vote together as a single class, and an action is approved by Planet stockholders if the number of votes cast in favor of the action exceeds the number of votes cast in opposition to the action, while directors are elected by a plurality of the votes cast. Holders of Class A common stock are not entitled to cumulate their votes in the election of directors.
Dividend Rights
Holders of Class A common stock will share ratably (based on the number of shares of Class A common stock held) if and when any dividend is declared by the Company’s board of directors out of funds legally available therefor, subject to restrictions, whether statutory or contractual (including with respect to any outstanding indebtedness), on the declaration and payment of dividends and to any restrictions on the payment of dividends imposed by the terms of any outstanding preferred stock or any class or series of stock having a preference over, or the right to participate with, the Class A common stock with respect to the payment of dividends.
Other Matters
Holders of shares of the Company’s Class A common stock do not have subscription, redemption or conversion rights.
Class B Common Stock
Voting Rights
The shares of Class B common stock have the same economic terms as the shares of Class A common stock including with respect to dividends and in the event of the Company’s liquidation, dissolution or winding up, but the shares of Class B common stock have 20 votes per share.
Conversion to Class A Common Stock
Shares of Class B common stock will convert to the Company’s Class A common stock on a one-for-one basis on the earlier of the date that such shares are not held by a Qualified Stockholder, the Sunset Date, and the date of the death or mental incapacity of such Planet Founder. A “Qualified Stockholder” refers to (a) William Marshall and Robert Schingler, Jr. (each, a “Planet Founder”); (b) any other registered holder of a share of Class B common stock immediately following the filing of the Charter that would be a transferee of shares of Class B common stock received in certain transfers permitted by the terms of the Charter; (c) a trust, individual retirement account or foundation of a Planet Founder as long as the Planet Founder retains voting and dispositive power over the relevant shares of Class B common stock; or (d) a permitted transferee of Class B common stock (in accordance with the terms of the Charter). The “Sunset Date” refers to the earlier of (a) the 10-year anniversary of the closing of the Business Combination or (b) solely with respect to such Planet Founder, the date that is six months after such Planet Founder is no longer providing services to the Company as a director, executive officer, member of the senior leadership team or other full-time employee with an on-going substantial role with the Company (or, immediately at such time as such Planet Founder is no longer providing any services to the Company as a director, executive officer, member of the senior leadership team or other full time employee with an on-going substantial role with the Company as a result of a termination for cause).
Class C Common Stock
The shares of Class C common stock have substantially the same rights as Class A common stock including with respect to dividends and in the event of the Company’s liquidation, dissolution or winding up, except they do not have any voting rights.
Preferred Stock
The Company’s board of directors is authorized to issue shares of preferred stock from time to time in one or more series, each such series to have such terms as stated or expressed in the resolution or resolutions providing for the creation and issuance of such series.
In connection with the closing of the Business Combination on December 7, 2021, all Former Planet convertible preferred stock converted into Former Planet Class A common stock on a one-to-one basis, which shares were then converted into 131,252,627 shares of the Company’s Class A common stock at the exchange ratio of approximately 1.53184, as calculated in accordance with the Merger Agreement.
The outstanding Former Planet convertible preferred stock as of January 31, 2021, as adjusted for the Exchange Ratio, consisted of the following (in thousands, except share and per share amounts):

Series	Shares Authorized	Shares Issued and Outstanding	Per Share Liquidation Preference	Aggregate Liquidation Preference	Proceeds Net of Issuance Costs
A	45,955,198	39,938,981	$0.5138	$20,522	$13,218
B	22,977,599	15,800,171	3.2837	51,883	51,792
C	22,114,155	21,073,377	6.0051	126,549	126,232
C prime	8,522,644	6,164,392	7.2062	44,422	44,422
D	61,273,598	48,275,706	9.3844	453,039	178,384
	160,843,194	131,252,627		$696,415	$414,048